Consolidated statements of stockholders' equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Series A Preferred Stock [Member]
Preferred Stock, Dividends Per Share, Declared	$ 2.19	$ 2.19	$ 2.19
Series C Preferred Stock [Member]
Preferred Stock, Dividends Per Share, Declared			28.06
Preferred stock accretion to redemption value per share			$ 0.94